Stock Compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Stock Compensation [Abstract]
Stock Compensation

(13) STOCK COMPENSATION

As of June 30, 2011, the Company had been given authorization by CII to issue 125,000,000 of CII's common units as profits interest awards to employees and directors. During the nine months ended March 31, 2012, management was given authorization by CII to issue an additional 200,000,000 common units to employees and directors.

As of March 31, 2012, CII had six classes of common units with different liquidation preferences — Class A, B, C, D, E and F units. Common units are issued to employees and to independent directors and are allocated by the Chief Executive Officer and the board of managers on the terms and conditions specified in the employee equity agreement. At March 31, 2012, 169,895,042 common units were issued and outstanding to employees and directors of the Company and 149,831,622 common units were available to be issued.

The common units are considered to be stock-based compensation with terms that require the awards to be classified as liabilities. As such, the Company accounts for these awards as a liability and re-measures the liability at each reporting date until the date of settlement.

As of March 31, 2012 and June 30, 2011, the estimated fair value of the common units was as follows:

Common Unit Class	March 31, 2012	June 30, 2011
	(estimated per share value)
Class A	$1.00	$0.81
Class B	$0.77	$0.58
Class C	$0.49	$0.33
Class D	$0.44	$0.31
Class E	$0.35	$0.23
Class F	$0.30	n/a

The liability associated with the common units was $55,030 and $45,067 as of March 31, 2012 and June 30, 2011, respectively. The stock-based compensation expenses associated with the common units were $5,410 and $19,043 during the three and nine months ended March 31, 2012, respectively and $21,636 and $28,207 during the three and nine months ended March 31, 2011, respectively.

The holders of common units are not entitled to transfer their units or receive dividends or distributions, except at the discretion of the Board of Directors. Upon a liquidation of CII, or upon a non-liquidating distribution, the holders of common units share in the proceeds after the capital contributions of the CII preferred unit holders plus their priority return of 6% per annum has been reimbursed. The remaining proceeds from a liquidation event are distributed between the preferred and common unit holders on a scale ranging from 85% to the preferred unit holders and 15% to the common unit holders to 80% to the preferred unit holders and 20% to the common unit holders. The percentage allocated to the common unit holders is dependent upon the return multiple realized by the preferred unit holders. The maximum incremental allocation of proceeds from a liquidation event to common unit holders, of  20 percent, occurs if the return multiple realized by the preferred unit holders reaches 3.5 times the preferred holder's capital contributions. As discussed above, the Class A common unit holders receive proceeds from a liquidation event once the preferred shareholders capital contributions and accrued dividends are returned. The Class B common unit holders begin sharing in the proceeds of a liquidation event once the Class A common unit holders have been distributed a total of $15,000 of the liquidation proceeds. The Class C common unit holders begin sharing in the proceeds of a liquidation event once the earlier common unit classes have been distributed a combined $40,000 in proceeds. The Class D common unit holders begin sharing in the proceeds of a liquidation event once the earlier common unit classes have been distributed a combined $45,000 in proceeds. The Class E common unit holders begin sharing in the proceeds of a liquidation event once the earlier common unit classes have been distributed a combined $75,000 in proceeds. Lastly, the Class F common unit holders begin sharing in the proceeds of a liquidation event once the earlier common unit classes have been distributed a combined $95,000 in proceeds.

In December 2011, CII and the preferred unit holders of CII authorized a non-liquidating distribution to common unit holders of up to $10,000. The eligibility for receiving proceeds from this distribution was determined by the liquidation preference of the unit holder. Receiving proceeds from the authorized distribution was at the election of the common unit holder. As a condition of the early distribution, common unit holders electing to receive an early distribution received 85% of the amount that they would otherwise be entitled to receive if the distribution were in connection with a liquidating distribution. The common unit holders electing to receive the early distribution will retain all of their common units and be entitled to receive future distributions only to the extent such future distributions are in excess of the non-liquidating distribution, excluding the 15% discount. During the three and nine months ended March 31, 2012, $76 and $9,080 was distributed to the Company's common unit holders, respectively. The distribution was paid by CII and is reflected in the Company's Condensed Consolidated Statement of Member's Equity as a capital contribution (non-cash). Common unit holders electing to receive the early distribution forfeited $13 and $1,602 in previously recognized stock-based compensation during the three and nine months ended March 31, 2012, respectively.

(14) STOCK COMPENSATION

The Company has been given authorization by CII to issue 125,000,000 of CII's common units as profits interest awards to employees and directors. As of June 30, 2010, CII had three classes of common units with different liquidation preferences — Class A, B and C units. During the year ended June 30, 2011, CII issued two additional classes of common units: Class D and E. Common units are issued to employees and to independent directors and are allocated by the Chief Executive Officer and the board of managers on the terms and conditions specified in the employee equity agreement. At June 30, 2011, 109,812,741 common units were issued and outstanding to employees and directors of the Company and 15,187,259 common units were available to be issued.

The common units are considered to be stock-based compensation with terms that require the awards to be classified as liabilities. As such, the Company accounts for these awards as a liability and re-measures the liability at each reporting date until the date of settlement.

As of June 30, 2011 and 2010, the estimated fair value of the common units was as follows:

	As of June 30,
Common Unit Class	2011	2010
	(estimated per share value)
Class A	$0.81	$0.49
Class B	$0.58	$0.28
Class C	$0.33	$0.03
Class D	$0.31	n/a
Class E	$0.23	n/a

The estimated fair value of the common units was obtained from a valuation report prepared by an independent valuation firm as of the respective dates.

The liability associated with the common units was $45,067 and $21,556 as of June 30, 2011 and 2010, respectively. The stock-based compensation expenses associated with the common units was $23,490, $16,973 and $4,366 during the years ended June 30, 2011, 2010 and 2009, respectively.

The holders of common units are not entitled to transfer their units or receive dividends or distributions, except at the discretion of the Board of Directors. Upon a liquidation of CII, or upon a non-liquidating distribution, the holders of common units share in the proceeds after the capital contributions of the CII preferred unit holders plus their priority return of 6% per annum has been reimbursed. The remaining proceeds from a liquidation event are distributed between the preferred and common unit holders on a scale ranging from 85% to the preferred unit holders and 15% to the common unit holders to 80% to the preferred unit holders and 20% to the common unit holders. The percentage allocated to the common unit holders is dependent upon the return multiple realized by the Class A preferred unit holders. The maximum incremental allocation of proceeds from a liquidation event to common unit holders, of 20 percent, occurs if the return multiple realized by the Class A preferred unit holders reaches 3.5 times the Class A preferred holder's combined capital contributions. As discussed above, the Class A common unit holders receive proceeds from a liquidation event once the preferred shareholders capital contributions and accrued dividends are returned. The Class B common unit holders begin sharing in the proceeds of a liquidation event once the Class A common unit holders have been distributed a total of $15,000 of the liquidation proceeds. The Class C common unit holders begin sharing in the proceeds of a liquidation event once the earlier common unit classes have been distributed a combined $40,000 in proceeds. The Class D common unit holders begin sharing in the proceeds of a liquidation event once the earlier common unit classes have been distributed a combined $45,000 in proceeds. Lastly, the Class E common unit holders begin sharing in the proceeds of a liquidation event once the earlier common unit classes have been distributed a combined $75,000 in proceeds.

The following table represents the activity as it relates to common unit issuances and forfeitures during the years ended June 30, 2011, 2010 and 2009.

	Class A	Class B	Class C	Class D	Class E	Totals
Balance at June 30, 2008	44,530,655	—	—	—	—	44,530,655
Common units issued	5,494,665	—	—	—	—	5,494,665
Common units forfeited	(2,162,262)	—	—	—	—	(2,162,262)

Balance at June 20, 2009	47,863,058	—	—	—	—	47,863,058
Common units issued	—	18,964,500	3,330,218	—	—	22,294,718
Common units forfeited	(424,271)	(710,000)	—	—	—	(1,134,271)

Balance at June 30, 2010	47,438,787	18,254,500	3,330,218	—	—	69,023,505
Common units issued	—	500,000	—	32,499,173	10,445,905	43,445,078
Common units forfeited	(341,659)	(1,506,980)	(505,000)	(147,203)	(155,000)	(2,655,842)

Balance at June 20, 2011	47,097,128	17,247,520	2,825,218	32,351,970	10,290,905	109,812,741

The following table represents the activity as it relates to common units vested since the Company's inception:

	Year ended June 30,					Un-vested and Outstanding
Common Units Vested	2008	2009	2010	2011	Total Vested
Class A	14,602,642	12,968,534	12,573,357	6,523,678	46,668,211	428,917
Class B	—	—	5,523,680	4,868,342	10,392,022	6,855,498
Class C	—	—	239,583	750,267	989,850	1,835,368
Class D	—	—	—	—	—	32,351,970
Class E	—	—	—	—	—	10,290,905

Total Vested	14,602,642	12,968,534	18,336,620	12,142,287	58,050,083	51,762,658

In estimating the fair value of share-based awards, the Company has historically evaluated both market and income based valuation techniques. The income approach was based on managements' projected free cash flows. The market based approach, estimates the fair value based on the prices paid by investors and acquirers of interest of comparable companies in the public and private markets. The valuation was based on a weighted average of the market and income valuation techniques. As a result of the Company's expansion since inception and due to the fact that the committed capital from the Company's ultimate investors has been fully funded, the potential of a liquidation event for the Company's shareholders in the future has increased. As such, management revised the market based approach utilized in the valuation of the common units to account for potential liquidation events.

During the year ended June 30, 2011, the Company employed a probability-weighted estimated return method to value the common units. The method estimates the value of the units based on an analysis of values of the enterprise assuming various future outcomes. The estimated fair value of the common units is based on a probability-weighted present value of expected future proceeds to the Company's shareholders, considering each potential liquidity scenario available to the Company's investors as well as preferential rights of each security. This approach utilizes a variety of assumptions regarding the likelihood of a certain scenario occurring, if the event involves a transaction, the potential timing of such an event, and the potential valuation that each scenario might yield. The potential future outcomes that were considered by management were remaining a private company with the same ownership, a sale or merger, an initial public offering ("IPO"), and a partial recapitalization.